Subsequent Events - Summary of Convertible Notes with Lenders (Details) - USD ($)	Nov. 14, 2019	Nov. 08, 2019	Oct. 29, 2019	Oct. 23, 2019	Oct. 16, 2019	Oct. 10, 2019	Oct. 03, 2019	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Principal Amount								$ 815,217
Original Issue Discount								65,217
Gross Proceeds								$ 750,000
Warrant Exercise Price Per Share										$ 0.625
Subsequent Event [Member] | Convertible Notes [Member] | Lenders as Stockholders [Member]
Principal Amount	$ 206,522	$ 16,304	$ 27,174	$ 108,696		$ 27,174	$ 27,174
Original Issue Discount	16,522	1,304	2,174	8,696		2,174	2,174
Gross Proceeds	$ 190,000	$ 15,000	$ 25,000	$ 100,000		$ 25,000	$ 25,000
Note Conversion Price Per Share		$ 0.07	$ 0.12	$ 0.12		$ 0.12	$ 0.12
Number of Shares Underlying Warrants	680,000	30,000	250,000	250,000		50,000	50,000
Warrant Exercise Price Per Share		$ 0.07	$ 0.12	$ 0.15		$ 0.12	$ 0.12
Subsequent Event [Member] | Convertible Notes [Member] | Lenders as Stockholders [Member] | Minimum [Member]
Note Conversion Price Per Share	$ 0.07
Warrant Exercise Price Per Share	0.07
Subsequent Event [Member] | Convertible Notes [Member] | Lenders as Stockholders [Member] | Maximum [Member]
Note Conversion Price Per Share	0.12
Warrant Exercise Price Per Share	0.20
Subsequent Event [Member] | Convertible Notes [Member] | Lender [Member]
Principal Amount					$ 217,391
Original Issue Discount					17,391
Gross Proceeds					$ 200,000
Note Conversion Price Per Share	$ 0.12				$ 0.07
Number of Shares Underlying Warrants					400,000
Warrant Exercise Price Per Share					$ 0.07
Subsequent Event [Member] | Convertible Notes [Member] | Lenders as Stockholders [Member]
Principal Amount				$ 108,696
Original Issue Discount				8,696
Gross Proceeds				$ 100,000
Note Conversion Price Per Share				$ 0.12
Number of Shares Underlying Warrants				250,000
Warrant Exercise Price Per Share				$ 0.20